INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Schedule of Domestic and Foreign Components of Income from Continuing Operations Before Income Taxes

Domestic and Foreign Components of Income from Continuing Operations Before Income Taxes
In millions	2010	2009	2008
Domestic	$(821)	$(290)	$(1,290)
Foreign	3,623	759	2,567
Total	$2,802	$469	$1,277

Reconciliation to U.S. Statutory Rate

Reconciliation to U.S. Statutory Rate
In millions	2010	2009	2008
Taxes at U.S. statutory rate	$981	$164	$447
Equity earnings effect	(272)	(266)	(309)
Foreign income taxed at rates other than 35% (1)	(262)	(121)	261
U.S. tax effect of foreign earnings and dividends	118	210	164
Goodwill impairment losses	—	3	75
Change in valuation allowances	(34)	9	60
Unrecognized tax benefits	(52)	21	31
Federal tax accrual adjustments	(13)	(119)	29
Other – net	15	2	(107)
Total tax provision (credit)	$481	$(97)	$651
Effective tax rate	17.2%	(20.7)%	51.0%
(1) Includes the tax provision for statutory taxable income in foreign jurisdictions for which there is no corresponding amount in “Income from Continuing Operations Before Income Taxes.”

Schedule of Provision (Credit) for Income Taxes

Provision (Credit) for Income Taxes
	2010			2009			2008
In millions	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$(576)	$445	$(131)	$65	$(538)	$(473)	$3	$(541)	$(538)
State and local	(36)	(21)	(57)	27	(15)	12	6	(17)	(11)
Foreign	765	(96)	669	463	(99)	364	918	282	1,200
Total	$153	$328	$481	$555	$(652)	$(97)	$927	$(276)	$651

Schedule of Deferred Tax Balances

Deferred Tax Balances at December 31	2010		2009
In millions	Deferred Tax Assets (1)	Deferred Tax Liabilities	Deferred Tax Assets (1)	Deferred Tax Liabilities (2)
Property	$629	$3,084	$20	$2,698
Tax loss and credit carryforwards	1,957	—	2,414	—
Postretirement benefit obligations	3,282	1,099	3,097	1,039
Other accruals and reserves	2,101	545	1,963	227
Intangibles	182	1,615	40	1,909
Inventory	149	277	185	182
Long-term debt	3	393	8	65
Investments	174	136	103	21
Other – net	986	342	460	180
Subtotal	$9,463	$7,491	$8,290	$6,321
Valuation allowances	(682)	—	(721)	—
Total	$8,781	$7,491	$7,569	$6,321
(1) Included in current deferred tax assets are prepaid tax assets totaling $100 million in 2010 and $151 million in 2009.
(2) The Company assumed $2,875 million of deferred tax liabilities with the April 1, 2009 acquisition of Rohm and Haas; see Note D.

Schedule of Total Gross Unrecognized Tax Benefits

Total Gross Unrecognized Tax Benefits
In millions	2010	2009	2008
Balance at January 1	$650	$736	$892
Increases related to positions taken on items from prior years	8	57	41
Decreases related to positions taken on items from prior years	(33)	(25)	(191)
Increases related to positions taken in the current year	24	71	34
Settlement of uncertain tax positions with tax authorities	(300)	(172)	(29)
Decreases due to expiration of statutes of limitations	(30)	(17)	(11)
Balance at December 31	$319	$650	$736

Schedule of Tax Years Subject to Examination by Major Tax Jurisdiction

Tax Years Subject to Examination by Major Tax Jurisdiction at December 31
	Earliest Open Year
Jurisdiction	2010	2009
Argentina	2004	2003
Brazil	2005	2004
Canada	2006	2002
France	2008	2007
Germany	2002	2002
Italy	2005	2004
The Netherlands	2009	2008
Spain	2004	2004
Switzerland	2008	2008
United Kingdom	2008	2007
United States:
Federal income tax	2004	2004
State and local income tax	1996	1989